CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES:
Net (loss)/income	$ (24,071)	$ 40,959
Reconciliation of net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and amortization	33,975	31,823
Share-based compensation	1,278	12,554
Deferred income tax expense/(recovery)	12,350	(12,944)
Gain on fair value of 7% Convertible Debentures embedded derivative	(6,786)	(2,095)
Recognition of deferred revenue	(13,738)	(14,156)
Proceeds from Royal Gold stream	0	10,000
Reclamation expenditures	(5,316)	(5,992)
Other	11,925	2,475
Changes in working capital	(17,172)	(7,448)
Net cash (used in)/provided by operating activities	(7,555)	55,176
INVESTING ACTIVITIES:
Additions to mining properties	(677)	(632)
Additions to plant and equipment	(95)	(649)
Additions to construction in progress	(44,163)	(67,591)
Proceeds from asset disposal	38	0
Change in accounts payable and deposits on mine equipment and material	(3,014)	1,103
Increase in restricted cash	(40)	(41)
Net cash used in investing activities	(47,951)	(67,810)
FINANCING ACTIVITIES:
Principal payments on debt	(15,607)	(2,198)
Proceeds from debt agreements	35,000	10,000
Debt repayment	(20,000)	(13,611)
Shares issued, net	124,772	24,456
Exercise of options	61	10
Net cash provided by financing activities	124,226	18,657
Increase in cash and cash equivalents	68,720	6,023
Cash and cash equivalents, beginning of period	27,787	21,764
Cash and cash equivalents, end of period	96,507	27,787
5% Convertible Debentures
FINANCING ACTIVITIES:
Principal payments on debt	0	0
Proceeds from debt agreements	0	0
Debt repayment	0	(13,611)
Royal Gold loan
FINANCING ACTIVITIES:
Principal payments on debt	0	0
Proceeds from debt agreements	0	0
Debt repayment	$ (20,000)	$ 0